Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 2,874,616	$ 2,979,476	$ 3,134,952
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		215,182	2,000
Depreciation, amortization and accretion, net	442,341	411,015	1,058,352
Gain on sale of loans, net	(91,231)	(278,117)	(131,256)
Gain on sale of fixed assets	(252,598)
Origination of loans held for sale	(3,038,600)	(12,606,910)	(15,462,950)
Proceeds from the sale of loans	3,449,832	12,836,026	15,323,206
Impairment Loss		456,585
Bank-owned life insurance benefit income	(221,372)	(474,077)
Net changes in:
Accrued interest and other assets	539,513	527,291	(1,547,977)
Accrued expenses and other liabilities	(85,000)	51,695	(243,122)
Net cash provided by operating activities	3,617,501	4,118,166	2,133,205
Investment securities available for sale:
Proceeds from maturities and repayments	75,222,358	67,721,234	31,277,140
Purchases	(96,095,867)	(79,494,115)	(46,609,702)
Investment securities held to maturity:
Proceeds from maturities and repayments	6,222,806	4,919,051	6,008,345
Purchases	(8,072,731)	(9,231,408)	(8,967,419)
Net (increase) decrease in loans	(19,258,334)	2,132,766	(7,150,927)
Purchase of premises and equipment	(90,049)	(108,599)	(85,447)
Proceeds from the sale of fixed assets	333,405
Proceeds from sale of other real estate owned		175,000
Bank-owned life insurance
Proceeds		390,111
Purchases	(1,500,000)
Net cash used in investing activities	(43,238,412)	(13,495,960)	(25,528,010)
FINANCING ACTIVITIES
Net increase (decrease) in demand deposits	18,740,662	(3,818,106)	15,395,029
Net increase in money market and savings deposits	11,595,123	23,357,719	7,311,987
Net increase in time deposits	2,538,081	15,354,567	9,641,155
Net change in short-term borrowings	(2,640,000)	(2,075,000)	(725,000)
Repayment of Federal Home Loan Bank advances	(227,959)	(568,265)	(650,667)
Purchase of treasury shares	(237,919)	(81,967)	(527,146)
Cash dividends paid	(1,875,018)	(1,880,953)	(1,853,242)
Net cash provided by financing activities	27,892,970	30,287,995	28,592,116
Increase (decrease) in cash and cash equivalents	(11,727,941)	20,910,201	5,197,311
Cash and cash equivalents at beginning of year	66,424,145	45,513,944	40,316,633
Cash and cash equivalents at end of year	$ 54,696,204	$ 66,424,145	$ 45,513,944